[Logo--Three key design for UBS Global Asset Management]



UBS PAINEWEBBER CASHFUND, INC.

Annual Report

March 31, 2002

UBS PaineWebber Cashfund, Inc.



DEAR SHAREHOLDER,

We present you with the annual report for UBS PaineWebber Cashfund, Inc. for the fiscal year ended March 31, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family will be known as UBS Funds. The Fund's investment objective and investment process remain the same.

MARKET REVIEW

The fiscal year ended March 31, 2002 provided a whirlwind of activity, from the beginning and end of a recession to a hesitant economic recovery entering 2002. A sluggish economy fell into a mild recession during the third quarter of 2001, exacerbated by the September terrorist attacks. During the third quarter, the nation's gross domestic product (GDP) fell 1.3% as the attacks severely impacted the airlines and tourism-related industries. In the fourth quarter, however, a sharp rebound helped put the markets back to pre-September 11 levels. The Federal Reserve's (the "Fed") rate cuts during the earlier part of the fiscal year brought the rate down to 1.75%, resulting in historically low yields for money market funds.


[SIDENOTE]
UBS PAINEWEBBER CASHFUND, INC.

INVESTMENT GOAL:
Current income, stability of principal and high liquidity

PORTFOLIO MANAGER:
Susan P. Ryan

UBS Global Asset Management (US) Inc.

COMMENCEMENT:
January 20, 1978

DIVIDEND PAYMENTS:
Monthly



UBS Global Asset Management            1

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Optimism marked the beginning of 2002, as the Institute of Supply Management's
(ISM) index of business activity recorded its first reading above 50 in 18 months. (A reading above 50 signifies expansion.) Since then, the index rose to
55.6 in March and 53.9 post-period in April. Not coincidentally, business inventories continued to shrink, falling in March for the 14th consecutive month to reach their lowest levels since October 1999. During the first quarter, the nation's GDP shot up 5.8%--its highest level of quarterly growth in two years.

Not all news was good as we neared the end of the fiscal year. New construction, which helped hold up the economy during the recession, declined in March and April, despite relatively low mortgage rates. Unemployment, which leveled off earlier in 2002, rose again in April, reaching 6.0% after registering 5.7% in March. Stocks continued to perform in fits and starts, as skittish investors worried about an increasing number of investigations and rumors about corporate accounting and reporting practices. Meanwhile, the consumer price index (CPI) remained relatively stable at 0.3% in March, despite a sharp rise in gasoline prices.

PORTFOLIO REVIEW

Money market fund yields suffered almost across the board during the fiscal period. At period end, the Fund had a seven-day average yield of 1.41% versus 4.71% a year earlier (3/31/01). Despite the decline, the Fund's yield was strong compared to that of its peers as many funds struggled with yields below 1% at fiscal year end. The Fund's weighted average maturity, which stood at 53 days at the end of the fiscal year, contributed to its ability to maintain a competitive yield in a low interest-rate environment.

Credit quality and liquidity were our two most important concerns during the period in managing the Fund. We increased our position in government debt significantly while also adding high-grade corporate paper when the opportunities arose. When possible, we went out longer on the yield curve, locking in favorable rates on these notes, although the curve up to two years began to show signs of leveling off as the period came to an end. We expect to shorten our weighted average maturity as evidence of rising interest rates becomes imminent.

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PERFORMANCE AND CHARACTERISTICS

                                       3/31/02                                           9/30/01
---------------------------------------------------------------------------------------------------
Seven-Day Yield+                        1.41%                                             2.96%

Weighted Average Maturity              53 days                                           52 days

Net Assets                           $7.0 billion                                      $6.8 billion


SECTOR ALLOCATION*                      3/31/02                                          9/30/01
---------------------------------------------------------------------------------------------------
U.S. Gov't & Agency Obligations          43.1%   Commercial Paper                         45.1%

Commercial Paper                         41.8    U.S. Gov't & Agency Obligations          35.8

Money Market Funds                        5.6    Short-Term Corporate Obligations          9.2

Bank Obligations                          4.6    Money Market Funds                        7.8

Short-Term Corporate Obligations          2.9    Bank Obligations                          2.0

Certificates of Deposit                   2.6    Other Assets in Excess of Liabilities     0.1

Liabilities in Excess of Other Assets    -0.6

Total                                   100.0%   Total                                   100.0%
---------------------------------------------------------------------------------------------------

+ Yields will fluctuate.
* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

The strength of a sustained economic recovery revolves around multiple factors, all of which are not yet clear. Always present, tensions overseas continue to concern investors, who also have a few domestic concerns that have yet to be answered. Credit and reporting issues continue to cast a shadow over a return to profitability by some high-profile companies, and the technology sector continues to lag behind other sectors.

After questioning the viability of a sustained recovery in January, Fed Chairman Alan Greenspan signaled in March that the economy had indeed started such a recovery. In early 2002, the Fed changed its bias on monetary policy from easing, that is reducing short-term rates, to a neutral stance. The Fed indicates that future increases in the fed funds rate may wait until the second half of the year, when the shape of the recovery will become more apparent. A stubbornly high unemployment rate is another variable in the strength of the recovery, although corporate profitability and manufacturing activity now seem poised to sustain their recent positive results. As always, we will continue to focus on credit quality and liquidity as economic conditions change.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(1) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms                           /s/ Susan P. Ryan

Brian M. Storms                               Susan P. Ryan
PRESIDENT                                     PORTFOLIO MANAGER
UBS PaineWebber Cashfund, Inc.                UBS PaineWebber Cashfund, Inc.
PRESIDENT AND CHIEF OPERATING OFFICER         EXECUTIVE DIRECTOR
UBS Global Asset Management                   UBS Global Asset Management
  (US) Inc.                                     (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.




1. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

STATEMENT OF NET ASSETS -- MARCH 31, 2002

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                     DATES         RATES             VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--43.12%
---------------------------------------------------------------------------------------------------------
    $125,000  Federal Farm Credit Bank                        04/01/02     1.750 to
                                                                           1.765%*         $  124,976,202

      40,295  Federal Farm Credit Bank                     05/01/02 to     3.810 to
                                                              05/06/02     3.860@              40,152,655

     240,000  Federal Home Loan Bank                          04/01/02     1.735 to
                                                                           1.775*             239,941,055

     109,000  Federal Home Loan Bank                       04/17/02 to     1.570 to
                                                              06/07/02     1.820@             108,761,323

     329,000  Federal Home Loan Bank                       12/05/02 to     2.200 to
                                                              04/17/03     3.000              329,000,000

     145,000  Federal Home Loan Mortgage Corp.                04/01/02     1.745*             144,983,103

     445,000  Federal Home Loan Mortgage Corp.             04/02/02 to     1.730 to
                                                              12/05/02     2.390@             442,960,722

     108,250  Federal Home Loan Mortgage Corp.             12/26/02 to     2.350 to
                                                              01/24/03     2.375              108,250,000

     358,000  Federal National Mortgage                       04/01/02     1.713 to
                Association                                                1.753*             357,993,749

     355,400  Federal National Mortgage                    04/03/02 to     1.710 to
                Association                                   09/20/02     4.060@             354,047,608

     257,000  Student Loan Marketing Association           04/01/02 to     1.730 to
                                                              04/02/02     2.424*             256,978,485

      50,000  Student Loan Marketing Association              04/02/03     2.450               50,000,000

     468,000  U.S. Treasury Bills                          04/11/02 to     1.700 to
                                                              07/25/02     1.800@             467,062,373

Total U.S. Government and Agency Obligations
   (cost--$3,025,107,275)                                                                   3,025,107,275
---------------------------------------------------------------------------------------------------------

DOMESTIC BANK NOTES--4.63%
---------------------------------------------------------------------------------------------------------
     200,000  LaSalle National Bank N.A.                   05/22/02 to     2.140 to
                                                              03/18/03     4.230              199,997,037

     125,000  Wells Fargo & Co.                               04/01/02     1.800 to
                                                                           1.820*             125,003,377

Total Domestic Bank Notes (cost--$325,000,414)                                                325,000,414
---------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--2.57%
---------------------------------------------------------------------------------------------------------
     180,000  State Street Bank & Trust Co.                04/15/02 to     1.780 to
                (cost--$180,000,000)                           05/20/02     1.840             180,000,000
---------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                     DATES         RATES             VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--41.80%
---------------------------------------------------------------------------------------------------------
   ASSET BACKED-AUTO & TRUCK--0.71%
    $ 50,000  New Center Asset Trust                          04/01/02     1.850%           $  50,000,000

   ASSET BACKED-BANKING--2.31%
      25,000  Atlantis One Funding Corp.                      04/04/02     1.800               24,996,250

      87,000  Centric Capital Corp.                        04/08/02 to     1.830 to
                                                              04/19/02     1.860               86,940,315

      50,000  Stellar Funding Group, Inc.                     04/01/02     1.820               50,000,000

                                                                                              161,936,565

   ASSET BACKED-FINANCE--0.18%
      12,300  Beta Finance, Inc.                              04/30/02     1.820               12,281,967

   ASSET BACKED-MISCELLANEOUS--11.72%
      50,000  Asset Securitization Cooperative Corp.          04/23/02     1.879*              50,000,000

      30,000  Ciesco LP                                       05/22/02     1.840               29,921,800

      50,000  Delaware Funding Corp.                          04/22/02     1.820               49,946,917

      45,000  Enterprise Funding Corp.                        04/19/02     1.850               44,958,375

     150,000  Falcon Asset Securitization Corp.            04/16/02 to
                                                              04/22/02     1.830              149,855,125

      50,000  Galaxy Funding, Inc.                            04/02/02     1.810               49,997,486

      21,478  Giro Funding U.S. Corp.                         04/25/02     1.810               21,452,083

      80,000  Pennine Funding                              04/11/02 to     1.830 to
                                                              05/15/02     1.870               79,906,017

      50,000  Preferred Receivables Funding Corp.             04/22/02     1.830               49,946,625

      60,000  Quincy Capital Corp.                            05/09/02     1.860               59,882,200

     136,746  Receivables Capital Corp.                    04/02/02 to     1.800 to
                                                              04/22/02     1.820              136,638,653

     100,000  Variable Funding Capital Corp.               04/04/02 to     1.800 to
                                                              04/05/02     1.820               99,982,417

                                                                                              822,487,698

   BANKING-DOMESTIC--8.42%
      46,000  CBA (Delaware) Finance, Inc.                    05/06/02     1.820               45,918,606

     150,000  Danske Corp.                                 04/03/02 to     1.620 to
                                                              04/15/02     2.290              149,949,694

      30,000  Dexia Delaware LLC                              04/15/02     1.810               29,978,883

      40,000  Morgan (J.P.) Chase & Co., Inc.                 04/24/02     1.840               39,952,978

     170,674  Nordea North America, Inc.                   04/02/02 to     1.740 to
                                                              05/01/02     1.820              170,616,531

      25,000  San Paolo IMI U.S. Financial Co.                04/08/02     1.620               24,992,125

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                     DATES         RATES             VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
---------------------------------------------------------------------------------------------------------
   BANKING-DOMESTIC--(CONCLUDED)
    $100,000  Stadshypotek Delaware, Inc.                  05/14/02 to     1.840 to
                                                              05/24/02     1.860%          $   99,753,194

      30,000  Westpac Capital Corp.                           06/10/02     1.970               29,885,083

                                                                                              591,047,094

   BROKERAGE--3.42%
     115,000  Morgan Stanley Dean Witter & Co.             04/09/02 to     1.810 to
                                                              04/10/02     1.820              114,951,050

     125,000  Salomon Smith Barney Holdings, Inc.          04/08/02 to     1.810 to
                                                              04/10/02     1.820              124,950,833

                                                                                              239,901,883

   CONGLOMERATE--1.57%
     110,000  Koch Industries                                 04/01/02     1.850              110,000,000

   CONSUMER PRODUCTS-NONDURABLES--1.42%
     100,000  Procter & Gamble Co.                         04/02/02 to     1.750 to
                                                              04/26/02     1.820               99,934,375

   FINANCE-NONCAPTIVE CONSUMER--1.07%
      50,000  American General Finance Corp.                  04/01/02     1.770               50,000,000

      25,000  Transamerica Finance Corp.                      04/05/02     1.800               24,995,000

                                                                                               74,995,000

   FINANCE-NONCAPTIVE DIVERSIFIED--2.65%
      50,000  GE Capital Corp.                                04/04/02     1.760               49,992,667

     136,000  GE Capital International Funding, Inc.       04/03/02 to     1.730 to
                                                              05/07/02     1.800              135,883,961

                                                                                              185,876,628

   FOOD--1.32%
      92,800  Nestle Capital Corp.                         04/12/02 to     1.800 to
                                                              04/16/02     1.810               92,738,752

   METALS & MINING--0.73%
      27,127  Rio Tinto America, Inc.                         05/08/02     1.790               27,077,094

      24,110  Rio Tinto Ltd.                                  04/10/02     1.740               24,099,512

                                                                                               51,176,606

   PHARMACEUTICALS--1.54%
      50,000  Merck & Co., Inc.                               05/20/02     1.780               49,878,861

      58,000  Pfizer, Inc.                                    04/01/02     1.760               58,000,000

                                                                                              107,878,861

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                     DATES         RATES             VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
---------------------------------------------------------------------------------------------------------
   TELECOM-WIRELINES--3.17%
    $105,685  SBC Communications, Inc.                     05/02/02 to     1.800 to
                                                              05/08/02     1.830%          $  105,503,926

      35,000  Verizon Global Funding, Inc.                    04/30/02     2.320               34,934,589

      82,183  Verizon Network Funding Co.                  04/09/02 to     1.790 to
                                                              05/13/02     1.800               82,065,198

                                                                                              222,503,713

   TOBACCO--1.57%
     109,910  Philip Morris Co., Inc.                      04/18/02 to
                                                              04/23/02     1.820              109,802,900

Total Commercial Paper
   (cost--$2,932,562,042)                                                                    2,932,562,042
---------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--2.93%
---------------------------------------------------------------------------------------------------------
   ASSET BACKED-FINANCE--1.85%
      60,000  Beta Finance, Inc.                              04/01/02     1.835 to
                                                                           1.850*              59,999,255

      20,000  Beta Finance, Inc.                              05/14/02     4.095               19,999,882

      50,000  CC (USA), Inc.                                  04/01/02     1.850*              50,000,000

                                                                                              129,999,137

   BANKING-DOMESTIC--0.43%
      30,000  Wells Fargo & Co.                               04/15/02     1.900*              30,000,000

   BROKERAGE--0.43%
      30,000  Merrill Lynch & Co., Inc.                       04/01/02     1.870*              30,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--0.22%
      15,000  GE Capital Corp.                                01/15/03     5.375               15,335,202

Total Short-Term Corporate Obligations
   (cost--$205,334,339)                                                                        205,334,339
---------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                     DATES         RATES             VALUE
---------------------------------------------------------------------------------------------------------
  MONEY MARKET FUNDS--5.56%
---------------------------------------------------------------------------------------------------------
     137,345  AIM Liquid Assets Portfolio                     04/01/02     1.850%          $  137,344,945

         345  AIM Prime Portfolio                             04/01/02     1.700                  344,599

     235,566  BlackRock Provident Institutional
                Tempfund                                      04/01/02     1.942              235,566,393

      17,160  Dreyfus Cash Management Fund                    04/01/02     1.830               17,160,273

Total Money Market Funds (cost--$390,416,210)                                                 390,416,210

Total Investments (cost--$7,058,420,280
   which approximates cost for federal income
   tax purposes)--100.61%                                                                   7,058,420,280

Liabilities in excess of other assets--(0.61)%                                                (42,889,963)

Net Assets (applicable to 7,015,969,139 shares
   outstanding at $1.00 per share)--100.00%                                                $7,015,530,317
---------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of March 31, 2002, and reset periodically.
@ Interest rates shown are the discount rates at date of purchase.
+ Interest rates shown reflect yield at March 31, 2002.


                      Weighted average maturity -- 53 days






                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                                  FOR THE
                                                                                               YEAR ENDED
                                                                                           MARCH 31, 2002
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                     $228,934,079

EXPENSES:

  Investment advisory and administration fees                                                  23,626,698

  Transfer agency related services fees                                                        10,800,854

  Insurance                                                                                       936,971

  Reports and notices to shareholders                                                             702,493

  Custody and accounting                                                                          685,775

  Federal and state registration                                                                  393,707

  Professional fees                                                                               147,094


  Directors' fees                                                                                  80,822

  Other expenses                                                                                    5,495

Net expenses                                                                                   37,379,909

Net investment income                                                                         191,554,170

Net realized gains from investment transactions                                                   341,097

Net increase in net assets resulting from operations                                         $191,895,267
---------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEARS ENDED MARCH 31,
                                                                -----------------------------------------
                                                                      2002                      2001
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $  191,554,170           $  356,553,953

Net realized gains from investment transactions                         341,097                  137,952

Net increase in net assets resulting from operations                191,895,267              356,691,905

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                              (191,554,170)            (356,553,953)

Net increase in net assets from
  capital share transactions                                        225,448,305              734,214,172

Net increase in net assets                                          225,789,402              734,352,124

NET ASSETS:
Beginning of year                                                 6,789,740,915            6,055,388,791

End of year                                                      $7,015,530,317           $6,789,740,915


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc.("UBS Global AM," formerly known as Brinson Advisors, Inc.). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These Obook/taxO differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTATOR

The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, UBS PaineWebber receives compensation from the Fund, accrued daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At March 31, 2002, the Fund owed UBS PaineWebber $2,060,042 in investment advisory and administration fees. UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory Contract and a Sub-Administration Contract between UBS PaineWebber and UBS Global AM ("Contracts"). In accordance with the Contracts, UBS PaineWebber (not the Fund) pays UBS Global AM for sub- advisory and sub-administration services provided to the Fund.

TRANSFER AGENCY RELATED SERVICES FEES

UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended March 31, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 55% of the total transfer agency related services fees collected by PFPC from the Fund.

OTHER LIABILITIES

At March 31, 2002, dividends payable and payable for investments purchased were $2,968,308 and $49,000,000, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At March 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended March 31, 2002 and March 31, 2001, was ordinary income.

------------
* UBS PaineWebber is a service mark of UBS AG.

At March 31, 2002, the Fund had a net capital loss carryforward of $267,554. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

MONEY MARKET FUND INSURANCE BONDS

At March 31, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. UBS Global AM pays the premium on behalf of the Fund. For the year ended March 31, 2002, the Fund did not use these insurance bonds.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                        FOR THE YEARS ENDED MARCH 31,
                                                                   -------------------------------------
                                                                         2002                  2001
--------------------------------------------------------------------------------------------------------
Shares sold                                                         20,333,801,727        21,748,768,114

Shares repurchased                                                 (20,296,981,843)      (21,360,954,478)

Dividends reinvested                                                   188,628,421           346,400,536

Net increase in shares outstanding                                     225,448,305           734,214,172
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


Selected data for a share of common stock outstanding throughout each year is presented below:

                                                       FOR THE YEARS ENDED MARCH 31,
                                ----------------------------------------------------------------------------
                                   2002             2001            2000             1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR            $     1.00       $     1.00      $     1.00       $     1.00      $     1.00

Net investment income               0.0282           0.0586          0.0486           0.0487          0.0511

Dividends from net
   investment income               (0.0282)         (0.0586)        (0.0486)         (0.0487)        (0.0511)

NET ASSET VALUE,
   END OF YEAR                  $     1.00       $     1.00      $     1.00       $     1.00      $     1.00

TOTAL INVESTMENT
   RETURN(1)                          2.85%            6.02%           4.97%            4.98%           5.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
   end of year (000's)          $7,015,530       $6,789,741      $6,055,389       $6,112,559      $5,683,262

Expenses to average
   net assets                         0.55%            0.56%           0.55%            0.52%           0.56%

Net investment income
   to average net assets              2.79%            5.85%           4.86%            4.86%           5.11%
------------------------------------------------------------------------------------------------------------

1. Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on ex-dividend dates and a sale at net asset value on the last day of each year reported.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Directors and Shareholders
UBS PaineWebber Cashfund, Inc.

We have audited the accompanying statement of net assets of UBS PaineWebber Cashfund, Inc. (the "Fund") as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PaineWebber Cashfund, Inc. at March 31, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.




                                                 /s/ Ernst & Young LLP




New York, New York
May 10, 2002

SUPPLEMENTAL INFORMATION (UNAUDITED)


BOARD OF DIRECTORS

The Fund is governed by a Board of Directors which oversees the Fund's operations and each of whom serves an indefinite term of office. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director or Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Director or Officer, and other directorships held by such Director or Officer.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED DIRECTORS

                                                 TERM OF
                                               OFFICE+ AND
                                POSITION(S)     LENGTH OF
      NAME, ADDRESS,             HELD WITH         TIME                  PRINCIPAL OCCUPATION(S)
         AND AGE                    FUND          SERVED                   DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;            Director      Since 1996        Mrs. Alexander is an executive vice
55                                                                president of UBS PaineWebber (since
                                                                  March 1984). She was chief executive
                                                                  officer of UBS Global AM from January
                                                                  1995 to October 2000, a director (from
                                                                  January 1995 to September 2001) and
                                                                  chairman (from March 1999 to
                                                                  September 2001).

E. Garrett Bewkes, Jr.**++;     Director and    Since 1988        Mr. Bewkes serves as a consultant to
75                              Chairman of                       UBS PaineWebber (since May 1999).
                                the Board of                      Prior to November 2000, he was a
                                 Directors                        director of Paine Webber Group In
                                                                  ("PW Group", formerly the holding
                                                                  company of UBS PaineWebber and UBS
                                                                  Global AM) and prior to 1996, he was
                                                                  a consultant to PW Group. Prior to
                                                                  1988, he was chairman of the board,
                                                                  president and chief executive officer
                                                                  of American Bakeries Company.



-----------------------------------------------------------------------------------------------------------

               NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                         HELD BY DIRECTOR
--------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee              None
of 22 investment companies (consisting
of 43 portfolios) for which UBS Global
AM, UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Bewkes is a director or trustee of               Mr. Bewkes is also a
34 investment companies (consisting of               director of Interstate
55 portfolios) for which UBS Global AM,              Bakeries Corporation.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

INDEPENDENT DIRECTORS

                                                 TERM OF
                                                OFFICE+ AND
                                 POSITION(S)     LENGTH OF
      NAME, ADDRESS,              HELD WITH        TIME              PRINCIPAL OCCUPATION(S)
         AND AGE                    FUND          SERVED              DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 66          Director       Since 1996     Mr. Armstrong is chairman and
R.Q.A. Enterprises                                              principal of R.Q.A. Enterprises
One Old Church Road--                                           (management consulting firm)
Unit # 6                                                        (since April 1991 and principal
Greenwich, CT  06830                                            occupation since March 1995).
                                                                Mr. Armstrong was chairman of the
                                                                sub-advisor or manager. board, chief
                                                                executive officer and co-owner `of
                                                                Adirondack Beverages (producer and
                                                                distributor of soft drinks and
                                                                sparkling/still waters) (October
                                                                1993-March 1995). He was a partner of
                                                                The New England Consulting Group
                                                                (management consulting firm) (December
                                                                1992- September 1993). He was managing
                                                                director of LVMH U.S. Corporation (U.S.
                                                                subsidiary of the French luxury goods
                                                                conglomerate, Louis Vuitton Mo`t
                                                                Hennessey Corporation) (1987-1991) and
                                                                chairman of its wine and spirits
                                                                subsidiary, Schieffelin & Somerset
                                                                Company (1987-1991).

David J. Beaubien; 67             Director      Since 2001      Mr. Beaubien is chairman of
101 Industrial Road                                             Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                         a manufacturer of meteorological
                                                                measuring systems. Prior to
                                                                January 1991, he was senior vice
                                                                president of EG&G, Inc., a company
                                                                which makes and provides a variety
                                                                of scientific and technically oriented
                                                                products and services. From 1985 to
                                                                January 1995, Mr. Beaubien served
                                                                as a director or trustee on the boards
                                                                of the Kidder, Peabody & Co.
                                                                Incorporated mutual funds.

                NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                               HELD BY DIRECTOR
----------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 22       Mr. Armstrong is also a director of
investment companies (consisting of 43             AlFresh Beverages Canada, Inc.
portfolios) for which UBS Global AM,               (a Canadian Beverage subsidiary of
UBS PaineWebber or one of their                    AlFresh Foods Inc.) (since October
affiliates serves as investment advisor,           2000).


















Mr. Beaubien is a director or trustee of 22        Mr. Beaubien is also a director of
investment companies (consisting of 43             IEC Electronics, Inc., a manufacturer
portfolios) for which UBS Global AM,               of electronic assemblies.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

                                                 TERM OF
                                                OFFICE+ AND
                                 POSITION(S)     LENGTH OF
      NAME, ADDRESS,              HELD WITH        TIME                PRINCIPAL OCCUPATION(S)
         AND AGE                    FUND          SERVED                DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55              Director       Since 1996      Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                    (international information and
Washington, D.C.  20004                                         security firm) and IEP Advisors
                                                                (international investments and
                                                                consulting firm). He was the chief
                                                                negotiator in the Strategic Arms
                                                                Reduction Talks with the former
                                                                Soviet Union (1989-1991) and the
                                                                U.S. Ambassador to the Federal
                                                                Republic of Germany (1985-1989).
                                                                From 1991-1994, he served as a
                                                                partner of McKinsey & Company
                                                                (management consulting firm).

Meyer Feldberg; 60                Director      Since 1990      Mr. Feldberg is Dean and Professor
Columbia University                                             of Management of the Graduate
101 Uris Hall                                                   School of Business, Columbia
New York, New York                                              University. Prior to 1989, he was
10027                                                           president of the Illinois Institute
                                                                of Technology.

George W. Gowen; 72               Director      Since 1978      Mr. Gowen is a partner in the law
666 Third Avenue                                                firm of Dunnington, Bartholow &
New York, New York                                              Miller. Prior to May 1994, he was
10017                                                           a partner in the law firm of
                                                                Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73     Director      Since 2001      Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                            to January 1995, Mr. Hewitt served
Management (US) Inc.                                            as a director or trustee on the boards
51 West 52nd Street                                             of the Kidder, Peabody & Co.
New York, New York                                              Incorporated mutual funds. From
10019-6114                                                      1986-1988, he was an executive
                                                                vice president and director of
                                                                mutual funds, insurance and trust
                                                                services of Shearson Lehman Brothers
                                                                Inc. From 1976-1986, he was president
                                                                of Merrill Lynch Funds Distributor,
                                                                Inc.

                  NUMBER OF
         PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
            OVERSEEN BY DIRECTOR                                 HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 22            Mr. Burt is also a director of
investment companies (consisting of 43             Archer-Daniels-Midland Company
portfolios) for which UBS Global AM,               (agricultural commodities), Hollinger
UBS PaineWebber or one of their                    International Company (publishing), six
affiliates serves as investment advisor,           investment companies in the Deutsche
sub-advisor or manager.                            Bank family of funds, nine investment
                                                   companies in the Flag Investors family of
                                                   funds, The Central European Fund, Inc.
                                                   and The Germany Fund, Inc., a director of
                                                   IGT, Inc. (provides technology to gaming
                                                   and wagering industry) (since July 1999)
                                                   and chairman of Weirton Steel Corp. (makes
                                                   and finishes steel products) (since April 1996).

Dean Feldberg is a director or trustee of 34       Dean Feldberg is also a director of
investment companies (consisting of 55             Primedia Inc. (publishing), Federated
portfolios) for which UBS Global AM,               Department Stores, Inc. (operator
UBS PaineWebber or one of their affiliates         of department stores), Revlon, Inc.
serves as investment advisor, sub-advisor          (cosmetics), Select Medical Inc. (healthcare
or manager.                                        services) and SAPPI, Ltd. (producer of
                                                   paper).

Mr. Gowen is a director or trustee of 34           None
investment companies (consisting of 55
portfolios) for which UBS Global AM, UBS
PaineWebber or one of their affiliates serves
as investment advisor, sub-advisor or manager.

Mr. Hewitt is a director or trustee of 22          Mr. Hewitt is also a director or
investment companies (consisting of 43             trustee of the Guardian Life
portfolios) for which UBS Global AM,               Insurance Company mutual funds.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

                                                 TERM OF
                                                OFFICE+ AND
                                 POSITION(S)     LENGTH OF
      NAME, ADDRESS,              HELD WITH        TIME                PRINCIPAL OCCUPATION(S)
         AND AGE                    FUND          SERVED                DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72             Director      Since 2001      Mr. Janklow is senior partner of
445 Park Avenue                                                 Janklow & Nesbit Associates, an
New York, New York 10022                                        international literary agency
                                                                representing leading authors in
                                                                their relationships with publishers
                                                                and motion picture, television and
                                                                multi-media companies, and of
                                                                counsel to the law firm of
                                                                Janklow & Ashley.

Frederic V. Malek; 65             Director      Since 1987      Mr. Malek is chairman of Thayer
1455 Pennsylvania                                               Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                          and chairman of Thayer Hotel
Washington, D.C.  20004                                         Investors III, Thayer Hotel Investors II
                                                                and Lodging Opportunities Fund
                                                                (hotel investment partnerships). From
                                                                January 1992 to November 1992,
                                                                he was campaign manager of
                                                                Bush-Quayle '92.  From 1990 to
                                                                1992, he was vice chairman and,
                                                                from 1989 to 1990, he was president
                                                                of Northwest Airlines Inc. and NWA
                                                                Inc. (holding company of Northwest
                                                                Airlines Inc.).  Prior to 1989, he was
                                                                employed by the Marriott Corporation
                                                                (hotels, restaurants, airline catering
                                                                and contract feeding), where he most
                                                                recently was an executive vice
                                                                president and president of Marriott
                                                                Hotels and Resorts.

Carl W. Schafer; 66               Director      Since 1996      Mr. Schafer is president of the
66 Witherspoon Street                                           Atlantic Foundation (charitable
#1100                                                           foundation). Prior to January 1993,
Princeton, NJ 08542                                             he was chairman of the Investment
                                                                Advisory Committee of the
                                                                Howard Hughes Medical Institute.



                NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                               HELD BY DIRECTOR
----------------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of 22         None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.




Mr. Malek is a director or trustee of 22           Mr. Malek is also a director of Aegis
investment companies (consisting of 43             Communications, Inc. (tele-services),
portfolios) for which UBS Global AM,               American Management Systems, Inc.
UBS PaineWebber or one of their affiliates         (management consulting and
serves as investment advisor, sub-advisor          computer related services), Automatic
or manager.                                        Data Processing, Inc. (computing services),
                                                   CB Richard Ellis, Inc. (real estate services),
                                                   FPL Group, Inc. (electric services),
                                                   Manor Care, Inc. (health care) and
                                                   Northwest Airlines Inc.











Mr. Schafer is a director or trustee of 22         Mr. Schafer is also a director of
investment companies (consisting of 43             Labor Ready, Inc. (temporary
portfolios) for which UBS Global AM,               employment), Roadway Corp.
UBS PaineWebber or one of their affiliates         (trucking), The Guardian Group of
serves as investment advisor, sub-advisor          Mutual Funds, the Harding, Loevner
or manager.                                        Funds, E.I.I. Realty Securities Trust
                                                   (investment company) and Frontier
                                                   Oil Corporation.

                                                 TERM OF
                                                OFFICE+ AND
                                 POSITION(S)     LENGTH OF
      NAME, ADDRESS,              HELD WITH        TIME                PRINCIPAL OCCUPATION(S)
         AND AGE                    FUND          SERVED                DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
William D. White; 68             Director       Since 2001      Mr. White is retired. From
P.O. Box 199                                                    February 1989 through March 1994,
Upper Black Eddy, PA 18972                                      he was president of the National
                                                                League of Professional Baseball
                                                                Clubs. Prior to 1989, he was a
                                                                television sportscaster for WPIX-TV,
                                                                New York. Mr. White served on the
                                                                Board of Directors of Centel from
                                                                1989 to 1993 and until recently on
                                                                the board of directors of Jefferson
                                                                Banks Incorporated, Philadelphia, PA.

                NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
          OVERSEEN BY DIRECTOR                          HELD BY DIRECTOR
----------------------------------------------------------------------------------------
Mr. White is a director or trustee of 22           None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

OFFICERS

                                                        TERM OF                    PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND                   DURING PAST 5 YEARS;
                                   POSITION(S)         LENGTH OF                  NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,               HELD WITH            TIME                  FUND COMPLEX FOR WHICH PERSON
          AND AGE                     FUND              SERVED                      SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------
Thomas Disbrow+++;                Vice President      Since 2000          Mr. Disbrow is a director and a senior
36                                and Assistant                           manager of the mutual fund finance
                                    Treasurer                             department of UBS Global AM. Prior to
                                                                          November 1999, he was a vice president
                                                                          of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                          a vice president and assistant treasurer of
                                                                          22 investment companies (consisting of
                                                                          43 portfolios) for which UBS Global AM,
                                                                          UBS PaineWebber or one of their affiliates
                                                                          serves as investment advisor, sub-advisor
                                                                          or manager.

Amy R. Doberman**;                Vice President      Since 2000          Ms. Doberman is a managing director
40                                and Secretary                           and general counsel of UBS Global AM.
                                                                          From December 1997 through July 2000,
                                                                          she was general counsel of Aeltus
                                                                          Investment Management, Inc. Prior to
                                                                          working at Aeltus, Ms. Doberman was
                                                                          assistant chief counsel of the SEC's
                                                                          Division of Investment Management.
                                                                          Ms. Doberman is secretary of UBS
                                                                          Supplementary Trust and a vice president
                                                                          and secretary of 24 investment companies
                                                                          (consisting of 82 portfolios) for which
                                                                          UBS Global AM, UBS Global Asset Management
                                                                          (Americas) Inc., ("UBS Global AM
                                                                          (Americas)"), UBS PaineWebber or one of
                                                                          their affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

Stephen P. Fisher**; 43           Vice President      Since 2002          Mr. Fisher is a managing director of UBS
                                                                          Global AM. From October 2000 to February
                                                                          2001, he was president of Morningstar
                                                                          Investment Services.From May 1999 to
                                                                          October 2000, Mr. Fisher was senior
                                                                          vice president of UBS Global AM. From
                                                                          January 1997 to May 1999, Mr. Fisher was
                                                                          a senior vice president of Prudential
                                                                          Investments. Mr. Fisher is a vice
                                                                          president of 22 investment companies
                                                                          (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of
                                                                          their affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

                                                        TERM OF                    PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND                   DURING PAST 5 YEARS;
                                   POSITION(S)         LENGTH OF                  NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,               HELD WITH            TIME                  FUND COMPLEX FOR WHICH PERSON
          AND AGE                     FUND              SERVED                      SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------
David M. Goldenberg**;            Vice President      Since 2002          Mr. Goldenberg is an executive director and
35                                and Assistant                           deputy general counsel of UBS Global AM.
                                    Secretary                             From 2000-2002 he was director, legal
                                                                          affairs at Lazard Asset Management. Mr.
                                                                          Goldenberg was global director of compliance
                                                                          for SSB Citi Asset Management Group from
                                                                          1998-2000. He was associate general counsel
                                                                          at Smith Barney Asset Management from
                                                                          1996-1998. Prior to working at Smith Barney
                                                                          Asset Management, Mr. Goldenberg was branch
                                                                          chief and senior counsel of the SEC's
                                                                          Division of Investment Management. Mr.
                                                                          Goldenberg is a vice president and assistant
                                                                          secretary of 22 investment companies
                                                                          (consisting of 43 portfolios) for which UBS
                                                                          Global AM, UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Kevin J. Mahoney+++;              Vice President      Since 1999          Mr. Mahoney is a director and a senior
36                                and Assistant                           manager of the mutual fund finance
                                    Treasurer                             department of UBS Global AM.  From
                                                                          August 1996 through March 1999, he was
                                                                          the manager of the mutual fund internal
                                                                          control group of Salomon Smith Barney. Mr.
                                                                          Mahoney is a vice president and assistant
                                                                          treasurer of 22 investment companies
                                                                          (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of
                                                                          their affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

Michael H. Markowitz++++;         Vice President      Since 2001          Mr. Markowitz is an executive director,
37                                                                        portfolio manager and head of U.S. short
                                                                          duration fixed income of UBS Global AM.
                                                                          He is also an executive director and
                                                                          portfolio manager of UBS Global AM
                                                                          (Americas), an affiliate of UBS Global AM.
                                                                          Mr. Markowitz is a vice president of six
                                                                          investment companies (consisting of 26
                                                                          portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates
                                                                          serves as investment advisor, sub-advisor
                                                                          or manager.

                                                        TERM OF                    PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND                   DURING PAST 5 YEARS;
                                   POSITION(S)         LENGTH OF                  NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,               HELD WITH            TIME                  FUND COMPLEX FOR WHICH PERSON
          AND AGE                     FUND              SERVED                      SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------
Emil Polito**; 41                 Vice President      Since 2001          Mr. Polito is an executive director and
                                                                          head of investment support and mutual fund
                                                                          services of UBS Global AM.  From July 2000
                                                                          to October 2000, he was a senior manager of
                                                                          investment systems at Dreyfus Corp.  Prior
                                                                          to July 2000, Mr. Polito was a senior vice
                                                                          president and director of operations and
                                                                          control for UBS Global AM.  Mr. Polito is a
                                                                          vice president of 22 investment companies
                                                                          (consisting of 43 portfolios) for which UBS
                                                                          Global AM, UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Susan P. Ryan**; 42               Vice President      Since 1995          Ms. Ryan is an executive director and a
                                                                          portfolio manager of UBS Global AM. Ms. Ryan
                                                                          is a vice president of five investment
                                                                          companies (consisting of 13 portfolios) for
                                                                          which UBS Global AM, UBS PaineWebber or one
                                                                          of their affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

Paul H. Schubert+++;              Vice President      Since 1994          Mr. Schubert is an executive director and
39                                and Treasurer                           head of the mutual fund finance department
                                                                          of UBS Global AM. Mr. Schubert is treasurer
                                                                          and principal accounting officer of UBS
                                                                          Supplementary Trust and of two investment
                                                                          companies (consisting of 39 portfolios) and
                                                                          a vice president and treasurer of 22
                                                                          investment companies (consisting of 43
                                                                          portfolios) for which UBS Global AM, UBS
                                                                          Global AM (Americas), UBS PaineWebber or
                                                                          one of their affiliates serves as investment
                                                                          advisor, sub-advisor or manager.

                                                        TERM OF                    PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND                   DURING PAST 5 YEARS;
                                   POSITION(S)         LENGTH OF                  NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,               HELD WITH            TIME                  FUND COMPLEX FOR WHICH PERSON
          AND AGE                     FUND              SERVED                      SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 47             President           Since 2000          Mr. Storms is chief operating officer
                                                                          (since September 2001) and president of
                                                                          UBS Global AM (since March 1999), and
                                                                          President and Chief Operating Officer
                                                                          of UBS Global AM (Americas) and UBS
                                                                          Global Asset Management (New York) Inc.
                                                                          (since October 2001). Mr. Storms was
                                                                          chief executive officer of UBS Global
                                                                          AM from October 2000 to September 2001.
                                                                          He was a director or trustee of several
                                                                          investment companies in the UBS Family
                                                                          of Funds (1999-2001). He was president
                                                                          of Prudential Investments (1996-1999).
                                                                          Prior to joining Prudential Investments
                                                                          he was a managing director at Fidelity
                                                                          Investments. Mr. Storms is president
                                                                          and trustee of UBS Supplementary Trust
                                                                          and of two investment companies
                                                                          (consisting of 39 portfolios) and
                                                                          president of 22 investment companies
                                                                          (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS Global AM (Americas),
                                                                          UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Keith A. Weller**; 40             Vice President      Since 1995          Mr. Weller is a director and senior
                                                                          associate and Assistant general counsel of
                                                                          UBS Global AM. Secretary Mr. Weller is a
                                                                          vice president and assistant secretary of
                                                                          22 investment companies (consisting of 43
                                                                          portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates
                                                                          serves as investment advisor, sub-advisor
                                                                          or manager.


   * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.
  ** This person's business address is 51 West 52nd Street, New York, New York
     10019-6114.
 *** Address for mailing purposes only.
   + Each Director holds office for an indefinite term.
  ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.
 +++ This person's business address is Newport Center III, 499 Washington Blvd.,
     14th Floor, Jersey City, New Jersey 07310-1998.
++++ This person's business address is 209 South La Salle Street, Chicago,
     Illinois 60604-1295.

DIRECTORS

E. Garrett Bewkes, Jr.                             George W. Gowen
CHAIRMAN
                                                   William W. Hewitt, Jr.
Margo N. Alexander
                                                   Morton L. Janklow
Richard Q. Armstrong
                                                   Frederic V. Malek
David J. Beaubien
                                                   Carl W. Schafer
Richard R. Burt
                                                   William D. White
Meyer Feldberg


PRINCIPAL OFFICERS

Brian M. Storms                                    Paul H. Schubert
PRESIDENT                                          VICE PRESIDENT AND TREASURER

Amy R. Doberman                                    Susan P. Ryan
VICE PRESIDENT AND SECRETARY                       VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114









THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[Logo--Three keys design for UBS Global Asset Management]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114


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